Related Party Transactions - Components of Net Transfers (to) from Parent in the Consolidated Statements of Stockholders' Equity (Deficit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Net transfers (to) from Parent	$ (567)	$ 95	$ (39)
Cash pooling and general financing activities
Related Party Transaction [Line Items]
Net transfers (to) from Parent	(715)	(39)	(152)
Corporate allocations
Related Party Transaction [Line Items]
Net transfers (to) from Parent	53	42	44
Income taxes
Related Party Transaction [Line Items]
Net transfers (to) from Parent	$ 95	$ 92	$ 69